Fair value and liability of Class B awards (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 12, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards	$ 0		$ 331,112	$ 180,328
Class B liability awards	0	551,951	225,249	146,175
Redeemed Class B liability awards	27,561		29,257	14,909
Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards	0		225,249	146,175
Unvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards	0		103,052	31,825
Purchased
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards	$ 0		$ 2,811	$ 2,328